WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET (Details - Software development costs net) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Jan. 31, 2024	May 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 24,630	$ 24,630
Accumulated amortization	(15,446)	(7,236)
Intangible assets, net	9,184	17,394
Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	11,630	11,630	$ 8,130	$ 3,500
Accumulated amortization	(7,863)	(3,986)
Intangible assets, net	3,767	7,644
Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	13,000	13,000
Accumulated amortization	(7,583)	(3,250)
Intangible assets, net	$ 5,417	$ 9,750